Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases
Summary of the ROU assets and operating lease liabilities' classification in the balance sheet

The following is a summary of the Company’s ROU assets and operating lease liabilities as of December 31, 2022 (in thousands):

	Classification on the Balance Sheet	December 31, 2022
Assets
Operating leases assets	Operating lease right-of-use assets and other	$226

Liabilities
Operating leases current liabilities	Current operating lease liabilities and other	232
Operating leases non-current liabilities	Long-term operating lease liabilities	—
Total lease liabilities		$232

Weighted average remaining lease term		0.6
Weighted average discount rate		7.2%

Schedule of future cash obligations to the operating lease liabilities

The table below reconciles the Company’s future cash obligations to the operating lease liabilities recorded on the balance sheet as of December 31, 2022 (in thousands):

Years ending December 31,
2023	$237
2024	—
2025	—
Total minimum lease payments	237
Less: amount of lease payments representing interest	(5)
Present value of future minimum lease payments	232
Less: current operating lease liabilities	(232)
Long-term operating lease liabilities	$—